SUBSEQUENT EVENTS - Dividends - Total income available for disposal (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [abstract]
Net income for period ended December 31, 2018 included in the unconsolidated financial statements of Grupo Aval	$ 3,031,238	$ 2,887,749	$ 2,001,178	$ 1,053,594
Occasional reserve release at the disposal of the General Meeting of Shareholders	7,816,338
Total Income available for disposal of the General Meeting of Shareholders	$ 10,847,576